Shareholder’s Equity (Deficit) (Details) - USD ($)				1 Months Ended			12 Months Ended
	Jan. 01, 2022	Aug. 20, 2021	Jun. 09, 2021	Aug. 20, 2021	Aug. 19, 2021	Jul. 20, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Mar. 18, 2021
Shareholder’s Equity (Deficit) (Details) [Line Items]
Ordinary shares, shares authorized							100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.00001	$ 0.00001
Ordinary shares, shares issued							13,012,866	13,012,866
Ordinary shares, shares outstanding							10,000,000	10,000,000
Share split, description							On May 31, 2021, the board of directors approved a share split of the Company’s authorized number of Ordinary Shares at a ratio of 1,000-for-1.
Common stock, shares authorized							100,000,000,000	100,000,000,000
Common stock, par value (in Dollars per share)							$ 0.00001	$ 0.00001
Gross proceeds (in Dollars)							$ 22,673,485
Principal amount (in Dollars)										$ 3,250,000
Converted ordinary shares								342,105
Ordinary price per share (in Dollars per share)								$ 9.5
Ordinary shares reserved, description							The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 1,235,076 Ordinary Shares, and (ii) on each January 1, starting with January 1, 2022, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of Ordinary Shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of Ordinary Shares as may be determined by the board of directors.
Granted issuance of option	15,585		1,235,076
Number of share options, granted			46,755
Option exercisable per share (in Dollars per share)	$ 31.85		$ 9.5				$ 9.86	$ 9.5
Vesting percentage	25.00%		25.00%
Over vesting year	10 years		10 years
Recognized share-based compensation expense (in Dollars)							$ 2,757,907
Public offering warrants, description							In connection with and upon closing of the Public Offering and overallotment on July 20, 2021 and August 19, 2021 respectively, the Company issued warrants equal to 2.5% of the shares issued in the Public Offering, totaling 57,500 units and 8,125 units to the placement agents for the offering (the “Public Offering Warrants”). The warrants carry a term of five years, and shall not be exercisable for a period of 180 days from the closing of the Public Offering and shall be exercisable at a price equal to $10.45 per share.
Aggregated fair value of warrants (in Dollars)					$ 30,000.00	$ 270,000
Market value of underlying stock price (in Dollars per share)					$ 6.3	$ 9.27
Risk free rate					0.77%	0.68%
Expected term					5 years	5 years
Exercise price of warrants (in Dollars per share)					$ 10.45	$ 10.45
Volatility rate					82.66%	65.24%
Expected future dividends (in Dollars)
Ordinary Shares [Member]
Shareholder’s Equity (Deficit) (Details) [Line Items]
Ordinary shares, shares issued							10,000,000
Ordinary shares, shares outstanding							10,000,000
Common stock, shares authorized							100,000,000,000
Common stock, par value (in Dollars per share)							$ 0.00001
IPO [Member]
Shareholder’s Equity (Deficit) (Details) [Line Items]
Consummated shares						2,300,000
Price per share (in Dollars per share)						$ 9.5
Gross proceeds (in Dollars)						$ 21,850,000
Over-Allotment Option [Member]
Shareholder’s Equity (Deficit) (Details) [Line Items]
Consummated shares		325,000
Additional proceeds received (in Dollars)		$ 2,850,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Shareholder’s Equity (Deficit) (Details) [Line Items]
Consummated shares				325,000
Mr. Yat-Gai Au [Member]
Shareholder’s Equity (Deficit) (Details) [Line Items]
Convertible loans outstanding (in Dollars)										$ 3,250,000